Loans	12 Months Ended
Aug. 31, 2018
Loans
Loans

19. Loans

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$

Long-term bank loan	—	405,000	59,297
Long-term bank loan, current portion	—	45,000	6,589
Short-term bank loans	5,000	—	—

On February 22, 2017，Shanghai OneSmart entered into a banking facility agreement with China Merchants Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB unsecured loan of RMB5,000 (US$732) with a interest rate of 5.3%. The Company refunded the RMB5,000 facility in full on October 31, 2017. The loan is intended for general working capital purposes.

On November 27, 2017, Shanghai OneSmart entered into a banking facility agreement with Shanghai Pudong Development Bank, pursuant to which Shanghai OneSmart is entitled to borrow a RMB denominated loan of RMB450,000  (US$65,886) for five-year with a floating interest rate benchmarked to the five-year lending rate of People’s Bank of China. The loan is guaranteed by the Company, Shanghai Jing Xue Rui, and the Founder, Xi Zhang. The Company drew down the RMB450,000 facility in full on December 13, 2017. The loan is intended for general working capital purposes.

As of August 31, 2018, the long-term loan principal will be due according to the following schedule:

	RMB	US$
December 12, 2018	45,000	6,589
December 12, 2019	67,500	9,883
December 12, 2020	90,000	13,177
December 12, 2021	112,500	16,471
December 12, 2022	135,000	19,766
	450,000	65,886